Expense Example - LVIP Delaware Wealth Builder Fund	Standard Class 1 year	Standard Class 3 years	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 3 years	Service Class 5 years	Service Class 10 years
USD ($)	74	256	454	1,026	99	335	589	1,318